Summary of Significant Accounting Policies (Additional Information) (Details)		12 Months Ended
	Oct. 19, 2021	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Allowance for doubtful accounts		$ 1,400,000	$ 5,700,000
Bad debt ,Write-offs		1,000,000.0
Inventory write down		$ 2,100,000	1,600,000	$ 3,600,000
Number of operating segments | Segment		2
Number of reportable segments | Segment		2
Advertisement expenses		$ 180,700,000	37,500,000	$ 175,900,000
Tax benefit percent under tax receivable agreement		85.00%
Liability under the tax receivable agreement		$ 0
Acquisition of noncontrolling interests from Business Transaction		32,700,000
Gross proceeds		20,200
Operating Lease, Liability		$ 6,500,000
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Operating Lease, Liability
Significant Impact Upon Adoption [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Right-of-Use Asset		$ 9,000,000.0
Class A Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion Basis		one-to-one
Hoya Intermediate, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage		40.10%
RSUs | Directors
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Vesting period	5 years	5 years
RSUs | Non Directors
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Vesting period		4 years
Options [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Vesting period		4 years
Expiration period		10 years
Covid-19
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivable		$ 7,200,000	$ 23,400,000